Gulfport (Details) (Facility Closing, Gulfport, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Facility Closing | Gulfport
Restructuring Cost and Reserve [Line Items]
Estimated total costs	$ 57
Expected accelerated depreciation cost	52
Other expected restructuring cost	5
Effect of restructuring charges on operating results	$ (16)